EARNINGS PER COMMON SHARE (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EARNINGS PER COMMON SHARE
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share, Income	$ 68	$ 1,101	$ 201
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share (in Weighted Average Shares)	468,726	484,321	480,240
Income available to Tenet Healthcare Corporation common shareholders for basic earnings (Per-Share)	$ 0.14	$ 2.27	$ 0.42
Effect of dilutive stock options and restricted stock units,Income	0	24	6
Effect of dilutive stock options and restricted stock units and mandatory convertible preferred stock (in Weighted Average Shares)	16,455	76,310	27,037
Effect of diluted stock options and restricted stock units and mandatory convertible preferred stock (Per-Share)	$ 0.00	$ (0.26)	$ (0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share, Income	$ 68	$ 1,125	$ 207
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share (in Weighted Average Shares)	485,181	560,631	507,277
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share (Per-Share)	$ 0.14	$ 2.01	$ 0.41
Anti-dilutive securities excluded from computation of earnings per share (in shares)	13,685	20,171	26,843